Significant accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUES
Time charter revenues	$ 11,065	$ 0	$ 22,577	$ 0
Construction contract revenues	0	8,084	0	38,839
Other revenue	0	241	0	474
Total revenues	11,065	8,325	22,577	39,313
OPERATING EXPENSES
Vessel operating expenses	(1,599)	(759)	(3,859)	(759)
Construction contract expenses	0	(6,668)	0	(33,482)
Administrative expenses	(2,215)	(2,806)	(4,314)	(6,986)
Depreciation and amortization	(8)	(972)	(16)	(980)
Total operating expenses	(3,822)	(11,205)	(8,189)	(42,207)
Equity in earnings (losses) of joint ventures	11,481	(2,125)	9,359	(3,796)
Operating income (loss)	18,724	(5,005)	23,747	(6,690)
FINANCIAL INCOME (EXPENSES), NET
Interest income	2,425	435	4,852	901
Interest expense	(3,710)	(2,256)	(7,510)	(2,354)
Gain (loss) on derivative instruments	(8)	0	113	0
Other items, net	(934)	(631)	(2,034)	(1,102)
Total financial income (expense), net	(2,227)	(2,452)	(4,579)	(2,555)
Income before tax	16,497	(7,457)	19,168	(9,245)
Income tax expense	59	200	152	233
Net income (loss)	16,438	(7,657)	19,016	(9,478)
Scenario, Previously Reported [Member]
REVENUES
Time charter revenues	11,087		22,622
Construction contract revenues		7,485		36,612
Other revenue		0		0
Total revenues	11,087	7,485	22,622	36,612
OPERATING EXPENSES
Vessel operating expenses	(1,599)	(1,145)	(3,859)	(1,145)
Construction contract expenses		(6,073)		(30,734)
Administrative expenses	(2,215)	(2,362)	(4,314)	(6,510)
Depreciation and amortization	(8)	(972)	(16)	(980)
Total operating expenses	(3,822)	(10,552)	(8,189)	(39,369)
Equity in earnings (losses) of joint ventures	11,481	(2,125)	9,359	(3,796)
Operating income (loss)	18,746	(5,192)	23,792	(6,553)
FINANCIAL INCOME (EXPENSES), NET
Interest income	2,425	435	4,852	901
Interest expense	(3,734)	(2,212)	(7,633)	(2,293)
Gain (loss) on derivative instruments	(8)		113
Other items, net	(934)	(512)	(2,034)	(892)
Total financial income (expense), net	(2,251)	(2,289)	(4,702)	(2,284)
Income before tax	16,495	(7,481)	19,090	(8,837)
Income tax expense	(179)	175	(356)	(233)
Net income (loss)	16,316	(7,306)	18,734	(9,070)
Restatement Adjustment [Member]
REVENUES
Time charter revenues	0		0
Construction contract revenues		599		2,227
Other revenue		241		474
Total revenues	0	840	0	2,701
OPERATING EXPENSES
Vessel operating expenses	0	386	0	386
Construction contract expenses		(595)		(2,748)
Administrative expenses	0	(444)	0	(476)
Depreciation and amortization	0	0	0	0
Total operating expenses	0	(653)	0	(2,838)
Equity in earnings (losses) of joint ventures	0	0	0	0
Operating income (loss)	0	187	0	(137)
FINANCIAL INCOME (EXPENSES), NET
Interest income	0	0	0	0
Interest expense	0	0	0	0
Gain (loss) on derivative instruments	0		0
Other items, net	0	(120)	0	(210)
Total financial income (expense), net	0	(120)	0	(210)
Income before tax	0	68	0	(347)
Income tax expense	120	(375)	204	0
Net income (loss)	120	(307)	204	(347)
Indirect Adjustment [Member]
REVENUES
Time charter revenues	(22)		(45)
Construction contract revenues		0		0
Other revenue		0		0
Total revenues	(22)	0	(45)	0
OPERATING EXPENSES
Vessel operating expenses	0	0	0	0
Construction contract expenses		0		0
Administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Total operating expenses	0	0	0	0
Equity in earnings (losses) of joint ventures	0	0	0	0
Operating income (loss)	(22)	0	(45)	0
FINANCIAL INCOME (EXPENSES), NET
Interest income	0	0	0	0
Interest expense	24	(44)	123	(61)
Gain (loss) on derivative instruments	0		0
Other items, net	0	0	0	0
Total financial income (expense), net	24	(44)	123	(61)
Income before tax	2	(44)	78	(61)
Income tax expense	0	0	0	0
Net income (loss)	$ 2	$ (44)	78	$ (61)
Common units public [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income (loss)			$ 7,979
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	$ 0.62	$ 0	$ 0.72	$ 0
Common units public [Member] | Scenario, Previously Reported [Member]
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	0.62		$ 0.71
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income (loss)			$ 1,529
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	0.62	0	$ 0.72	0
Common units Hoegh LNG [Member] | Scenario, Previously Reported [Member]
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	0.62		$ 0.71
Subordinated units [Member]
FINANCIAL INCOME (EXPENSES), NET
Net income (loss)			$ 9,508
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	0.62	$ 0	$ 0.72	$ 0
Subordinated units [Member] | Scenario, Previously Reported [Member]
Earnings per unit
Earnings Per Share, Basic and Diluted, Total	$ 0.62		$ 0.71